March 3, 2010


VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.E.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: BlackRock Global Dynamic Equity Fund  Post-Effective
Amendment No. 8 to the Registration Statement on
Form N-1A (Securities Act File No. 333-124372,
Investment Company Act File No. 811-21759)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities
Act of 1933, as amended (the "1933 Act"), BlackRock
Global Dynamic Equity Fund hereby certifies that:

(1)	the form of Prospectus and Statement of
Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective
Amendment No. 8 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 8 to
the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on February 26, 2010.

Sincerely,

BlackRock Global Dynamic Equity Fund,

/s/ Denis R. Molleur

Denis R. Molleur
Assistant Secretary of Fund